Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

13 – Subsequent Events

The Company evaluated all events and transactions that occurred after September 30, 2024, the date of the most recent Balance Sheets, through November 12, 2024, the date the unaudited financial statements were issued.

Series A Warrants and Series B Warrants Exercises

As of November 12, 2024, 3,232 Series A Warrants for 14,900 shares of common stock and 35,587,468 Series B Warrants for 951,790 shares of common stock have been exercised since September 30, 2024. As of November 12, 2024, 114,996,768 Series A Warrants and 3,075,000 Series B Warrants are outstanding.

Nasdaq Listing Requirement

On October 23, 2024, the Company received a letter from Nasdaq Office of General Counsel stating that the Company had regained compliance with the minimum bid price continued listing requirements in Listing Rule 5550(a)(2) and that the Company is therefore in compliance with the Nasdaq Capital Market’s listing requirements. Consequently, the scheduled hearing before the Hearings Panel on October 24, 2024, was canceled. The Company’s common stock continues to be listed and traded on The Nasdaq Capital Market.

Adjustment to Series A Warrant Exercise Price and Series B Warrants Reset Price

On October 14, 2024, the 11th trading day following stockholder approval, the per share exercise price under the Series A Warrants was adjusted from $24.0 to $5.206 (representing 20% of the Nasdaq Minimum Price, post-Reverse Stock Split), in accordance with their terms. The reset price under the Series B Warrants was adjusted to $5.206 (representing 20% of the Nasdaq Minimum Price, post-Reverse Stock Split), in accordance with their terms. Such adjustments to the Series A Warrants and Series B Warrants are referred to within this Quarterly Report, collectively and as applicable, as the “Adjustment.”

Reverse Stock Split and Reverse Stock Split True-Up Payment

Effective as of 5:00 p.m. Pacific Time on October 8, 2024 (the “Effective Date”), the Company effected a 1-for-100 reverse stock split (the “Reverse Stock Split”), which was approved by the Board of Directors on September 27, 2024, following stockholder approval at the 2024 Annual Meeting. No fractional shares of common stock were issued as a result of the Reverse Stock Split and instead each holder of common stock who was otherwise entitled to receive a fractional share as a result of the Reverse Stock Split received one whole share of common stock in lieu of such fractional share. As a result of this, 210,668 shares were issued on or before October 17, 2024. In addition, the Reverse Stock Split effected a reduction in the number of shares issuable pursuant to the Company’s equity awards, warrants and non-plan options outstanding as of the Effective Date of the Reverse Stock Split, and a corresponding increase in the respective exercise prices, conversion prices, reset prices and the like thereunder. In conjunction with the Reverse Stock Split, the derivative liability has been relieved.

As a result of the VWAP of the common stock during the five trading days before and after the Reverse Stock Split, the Reverse Stock Split cash true-up payment provision in the Series A Warrants, which is capped at $5 million in the aggregate under all Series A Warrants, was triggered, but the payment of the Reverse Stock Split cash true-up payment is currently suspended in accordance with the terms of the Series A Warrants.

All of the Company’s historical share and per share information related to issued and outstanding common stock and outstanding options and warrants exercisable for common stock in these financial statements have been adjusted, on a retroactive basis, to reflect the Reverse Stock Split.

15. Subsequent Events

The date to which events occurring after December 31, 2023, the date of the most recent balance sheets, have been evaluated for possible adjustment to the financial statements or disclosures is March 28, 2024, which is the date the financial statements were issued.

On January 12, 2024, the Compensation Committee of the Board of Directors approved the satisfactory achievement of certain performance objectives and targets, which resulted in the approval of a payment of an annual bonus for performance during 2023 to each of the Company’s chief executive officer, president, and chief financial officer, in the amounts of $27,040, $27,040, and $18,000, respectively (the “2023 Executive Bonuses”). The 2023 Executive Bonuses were paid in equal parts cash and RSUs, the latter of which were granted and vested in full on January 16, 2024.

On January 12, 2024, the Compensation Committee of the Board of Directors approved the issuance of $12,000 of RSUs to be made to each of the Company’s chief executive officer, president, and chief financial officer in lieu of an annual $12,000 stipend for private office expenses (the “2024 Stipend RSUs”). The 2024 Stipend RSUs were issued on January 16, 2024, and vest in four equal quarterly installments commencing on the date of issuance.

On January 23, 2024, the Company filed a registration statement on Form S-1 related to the resale, from time to time, of up to 1,781,978 shares of Common Stock by Tumim or its permitted transferees or other successors-in-interest in connection with the Equity Line of Credit Financing. Subsequently, there were two amendments filed on January 31, 2024 and February 7, 2024, respectively. The Registration Statement on Form S-1 (File No. 333-276663) was declared effective February 9, 2024. As of March 25, 2024, the Company has sold 38,224 shares of Common Stock to Tumim under the Common Stock Purchase Agreement.

On January 23, 2024 the Company paid off a stockholder note payable with principal due of $62,500, along with the remaining interest due.

In February 2024, the Company had 7,535 cashless warrants exercised resulting in 1,606 additional shares of common stock issued.

On February 29, 2024, the Company sold two trucks and paid off combined principal of $72,115 for the corresponding notes payable, as well as interest and fees.

On March 11, 2024, the Company sold another truck and paid off the principal of $14,196 for the corresponding note payable, as well as interest and fees.

On March 11, 2024, the Compensation Committee of the Board of Directors approved the grant to certain employees of the Company of an aggregate 104,500 nonqualified stock options to purchase shares of common stock pursuant to the Company’s 2021 Incentive Award Plan. The options have a term of ten years and vested and became exercisable as to 50% of the underlying shares immediately as of the March 11, 2024 grant date, with the remainder of such shares vesting in 12 equal, consecutive, quarterly installments commencing June 30, 2024.

On March 13, 2024, the Company announced their EX1 SmartTalkTM Bluetooth® batteries were certified UL1973 compliant. These are available in 12.8V configuration, with capacities of 368Ah and 450Ah.